PROPERTY AND EQUIPMENT, NET - Schedule of Property And Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cost:
Property, Plant and Equipment, Gross	$ 40,208	$ 22,042
Accumulated depreciation	9,719	7,540
Total	30,489	14,502
Computers and software [Member]
Cost:
Property, Plant and Equipment, Gross	6,586	5,623
Office furniture and equipment [Member]
Cost:
Property, Plant and Equipment, Gross	1,152	608
Electronic equipment [Member]
Cost:
Property, Plant and Equipment, Gross	14,970	11,178
Leasehold improvements [Member]
Cost:
Property, Plant and Equipment, Gross	$ 17,500	$ 4,633